SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 534,222	$ 541,769
Share-based payments	16,272	19,974
Post-employment benefits	41,864	31,922
Employee benefits expenses	$ 592,358	$ 593,665